Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Global Equity Income Fund | Class A - DQIAX
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Omnicom Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
BNY Mellon Global Equity Income Fund | Class C - DQICX
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Equity Income Fund | Class C - DQICX | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Equity Income Fund | Class C - DQICX | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Omnicom Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class C - DQICX | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class C - DQICX | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class C - DQICX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Global Equity Income Fund | Class C - DQICX | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Global Equity Income Fund | Class C - DQICX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Global Equity Income Fund | Class C - DQICX | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
BNY Mellon Global Equity Income Fund | Class I - DQIRX
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Omnicom Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Global Equity Income Fund | Class I - DQIRX | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Omnicom Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX | United States
Holdings [Line Items]
Percent of Net Asset Value	47.60%
BNY Mellon International Bond Fund | Class A - DQIAX
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BNY Mellon International Bond Fund | Class A - DQIAX | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon International Bond Fund | Class A - DQIAX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon International Bond Fund | Class A - DQIAX | China
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon International Bond Fund | Class A - DQIAX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class A - DQIAX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class A - DQIAX | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon International Bond Fund | Class A - DQIAX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class A - DQIAX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Bond Fund | Class A - DQIAX | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Bond Fund | Class A - DQIAX | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class A - DQIAX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
BNY Mellon International Bond Fund | Class A - DQIAX | United States
Holdings [Line Items]
Percent of Net Asset Value	23.40%
BNY Mellon International Bond Fund | Class A - DQIAX | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class A - DQIAX | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon International Bond Fund | Class A - DQIAX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Bond Fund | Class A - DQIAX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Bond Fund | Class A - DQIAX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon International Bond Fund | Class A - DQIAX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class A - DQIAX | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Bond Fund | Class A - DQIAX | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon International Bond Fund | Class A - DQIAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon International Bond Fund | Class A - DQIAX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class A - DQIAX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class A - DQIAX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon International Bond Fund | Class A - DQIAX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon International Bond Fund | Class A - DQIAX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon International Bond Fund | Class A - DQIAX | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon International Bond Fund | Class A - DQIAX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	58.50%
BNY Mellon International Bond Fund | Class C - DQICX
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BNY Mellon International Bond Fund | Class C - DQICX | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon International Bond Fund | Class C - DQICX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon International Bond Fund | Class C - DQICX | China
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon International Bond Fund | Class C - DQICX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class C - DQICX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class C - DQICX | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon International Bond Fund | Class C - DQICX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class C - DQICX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Bond Fund | Class C - DQICX | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Bond Fund | Class C - DQICX | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class C - DQICX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
BNY Mellon International Bond Fund | Class C - DQICX | United States
Holdings [Line Items]
Percent of Net Asset Value	23.40%
BNY Mellon International Bond Fund | Class C - DQICX | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class C - DQICX | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon International Bond Fund | Class C - DQICX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Bond Fund | Class C - DQICX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Bond Fund | Class C - DQICX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon International Bond Fund | Class C - DQICX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class C - DQICX | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Bond Fund | Class C - DQICX | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon International Bond Fund | Class C - DQICX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon International Bond Fund | Class C - DQICX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class C - DQICX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class C - DQICX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon International Bond Fund | Class C - DQICX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon International Bond Fund | Class C - DQICX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon International Bond Fund | Class C - DQICX | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon International Bond Fund | Class C - DQICX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	58.50%
BNY Mellon International Bond Fund | Class I - DQIRX
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BNY Mellon International Bond Fund | Class I - DQIRX | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon International Bond Fund | Class I - DQIRX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon International Bond Fund | Class I - DQIRX | China
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon International Bond Fund | Class I - DQIRX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class I - DQIRX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class I - DQIRX | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon International Bond Fund | Class I - DQIRX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class I - DQIRX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Bond Fund | Class I - DQIRX | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Bond Fund | Class I - DQIRX | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class I - DQIRX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
BNY Mellon International Bond Fund | Class I - DQIRX | United States
Holdings [Line Items]
Percent of Net Asset Value	23.40%
BNY Mellon International Bond Fund | Class I - DQIRX | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class I - DQIRX | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon International Bond Fund | Class I - DQIRX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Bond Fund | Class I - DQIRX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Bond Fund | Class I - DQIRX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon International Bond Fund | Class I - DQIRX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class I - DQIRX | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Bond Fund | Class I - DQIRX | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon International Bond Fund | Class I - DQIRX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon International Bond Fund | Class I - DQIRX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class I - DQIRX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class I - DQIRX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon International Bond Fund | Class I - DQIRX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon International Bond Fund | Class I - DQIRX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon International Bond Fund | Class I - DQIRX | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon International Bond Fund | Class I - DQIRX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	58.50%
BNY Mellon International Bond Fund | Class Y - DQIYX
Holdings [Line Items]
Percent of Net Asset Value	11.90%
BNY Mellon International Bond Fund | Class Y - DQIYX | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon International Bond Fund | Class Y - DQIYX | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon International Bond Fund | Class Y - DQIYX | China
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon International Bond Fund | Class Y - DQIYX | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class Y - DQIYX | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class Y - DQIYX | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon International Bond Fund | Class Y - DQIYX | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class Y - DQIYX | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Bond Fund | Class Y - DQIYX | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon International Bond Fund | Class Y - DQIYX | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
BNY Mellon International Bond Fund | Class Y - DQIYX | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.40%
BNY Mellon International Bond Fund | Class Y - DQIYX | United States
Holdings [Line Items]
Percent of Net Asset Value	23.40%
BNY Mellon International Bond Fund | Class Y - DQIYX | Jersey
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Bond Fund | Class Y - DQIYX | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon International Bond Fund | Class Y - DQIYX | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Bond Fund | Class Y - DQIYX | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Bond Fund | Class Y - DQIYX | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon International Bond Fund | Class Y - DQIYX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon International Bond Fund | Class Y - DQIYX | Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Bond Fund | Class Y - DQIYX | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.40%
BNY Mellon International Bond Fund | Class Y - DQIYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon International Bond Fund | Class Y - DQIYX | Commercial Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class Y - DQIYX | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon International Bond Fund | Class Y - DQIYX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon International Bond Fund | Class Y - DQIYX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon International Bond Fund | Class Y - DQIYX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
BNY Mellon International Bond Fund | Class Y - DQIYX | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	19.80%
BNY Mellon International Bond Fund | Class Y - DQIYX | Foreign Governmental
Holdings [Line Items]
Percent of Net Asset Value	58.50%